provisions (Tables)	6 Months Ended
Jun. 30, 2022
provisions
Schedule of other provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at April 1, 2022	$504	$50	$202	$106	$862
Additions [1]	59	13	2	12	86
Reversals	(9)	—	(20)	(15)	(44)
Uses	(2)	(9)	—	(5)	(16)
Interest effects [2]	(268)	—	—	—	(268)
As at June 30, 2022	$284	$54	$184	$98	$620
As at January 1, 2022	$501	$66	$203	$100	$870
Additions [1]	59	23	29	52	163
Reversals	(9)	—	(46)	(15)	(70)
Uses	(2)	(35)	(2)	(39)	(78)
Interest effects [2]	(265)	—	—	—	(265)
As at June 30, 2022	$284	$54	$184	$98	$620
Current	$8	$41	$—	$33	$82
Non-current	276	13	184	65	538
As at June 30, 2022	$284	$54	$184	$98	$620

1	For the three-month and six-month periods ended June 30, 2022, asset retirement obligation additions include $39 for the removal of specified telecommunications infrastructure equipment as required by Innovation, Science and Economic Development Canada.
2	The difference of $273 and $273 between the asset retirement obligation interest effects in this table for the three-month period and six-month period ended June 30, 2022, respectively, and the amounts disclosed in Note 9 are in respect of the change in the discount rates applicable to the provision, with such difference included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.